Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases [Abstract]
2015	¥ 34,910
2016	29,769
2017	9,455
2018	3,325
2019	3,338
Later fiscal years	5,509
Total minimum lease payments	86,306
Less - Amount representing interest	2,057
Present value of net minimum lease payments	84,249
Less - Current obligations	34,442
Long-term capital lease obligations	¥ 49,807